Capital Management - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of financial assets [abstract]
Term loan and revolving credit facility	$ 1,290
Ratio of net debt to adjusted EBITDA, long-term target description	Ratio of net debt to adjusted EBITDA of one times or lower
Ratio of net debt to adjusted EBITDA required for external borrowings description	Net debt to adjusted EBITDA ratio of 2.5 or below
Currency used for measurement of ratio	United States dollar